Stock-Based Compensation - RSU and PSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Stock Units
Weighted Average Grant Price
Beginning balance (in dollars per share)	$ 117	$ 123	$ 130
Granted (in dollars per share)	125	115	119
Released (in dollars per share)	120	126	136
Canceled/forfeited/performance adjusted (in dollars per share)	119	121	128
Ending balance (in dollars per share)	$ 116	$ 117	$ 123
Number of Units
Beginning balance (in shares)	16,896,704	11,326,628	9,802,704
Granted (in shares)	9,566,307	10,651,955	5,650,861
Released (in shares)	(4,582,159)	(3,781,240)	(3,145,016)
Canceled/forfeited/performance adjusted (in shares)	(2,072,800)	(1,300,639)	(981,921)
Ending balance (in shares)	19,038,480	16,896,704	11,326,628
Restricted Stock Units | Kyndryl Holdings, Inc
Weighted Average Grant Price
Kyndryl separation - cancellation (in dollars per share)	$ 119
Number of Units
Kyndryl separation - adjustment (in shares)	660,089
Kyndryl separation - cancellation (in shares)	1,429,661
Performance Share Units
Weighted Average Grant Price
Beginning balance (in dollars per share)	$ 120	$ 126	$ 136
Granted (in dollars per share)	129	117	117
Released (in dollars per share)	129	137	140
Canceled/forfeited/performance adjusted (in dollars per share)	124	125	131
Ending balance (in dollars per share)	$ 118	$ 120	$ 126
Number of Units
Beginning balance (in shares)	3,551,500	2,856,450	2,419,695
Granted (in shares)	1,561,120	1,582,666	1,395,534
Performance adjustments (in shares)	(223,397)	(70,089)	(8,544)
Released (in shares)	(581,397)	(630,974)	(846,672)
Canceled/forfeited/performance adjusted (in shares)	(453,178)	(256,642)	(112,107)
Ending balance (in shares)	3,728,857	3,551,500	2,856,450
Performance Share Units | Kyndryl Holdings, Inc
Weighted Average Grant Price
Kyndryl separation - cancellation (in dollars per share)	$ 119
Number of Units
Kyndryl separation - adjustment (in shares)	120,428
Kyndryl separation - cancellation (in shares)	469,616